Fees Summary	Aug. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,666,000
Previously Paid Amount	0.00
Total Fee Amount	4,388.76
Total Offset Amount	0.00
Net Fee	4,388.76
Narrative - Max Aggregate Offering Price	$ 28,666,000
Final Prospectus	true